SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (165,383,000,000)	$ (168,242,000,000)
Revenue	86,006,000,000	95,924,000,000
Net income (loss) attributable to:
Non-controlling interests	1,212,000,000	3,975,000,000
Shareholders	641,000,000	1,130,000,000
Net income	1,853,000,000	5,105,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,960,000,000	2,927,000,000
Shareholders	766,000,000	803,000,000
Other comprehensive income	3,726,000,000	3,730,000,000
BEP
Disclosure of subsidiaries [line items]
Current assets	8,835,000,000	4,610,000,000
Non-current assets	85,974,000,000	71,518,000,000
Current liabilities	(14,565,000,000)	(8,038,000,000)
Non-current liabilities	(43,788,000,000)	(38,111,000,000)
Revenue	5,876,000,000	5,038,000,000
Net income (loss) attributable to:
Non-controlling interests	261,000,000	684,000,000
Shareholders	(270,000,000)	(68,000,000)
Net income	(9,000,000)	616,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,967,000,000	1,400,000,000
Shareholders	390,000,000	20,000,000
Other comprehensive income	3,357,000,000	1,420,000,000
BIP
Disclosure of subsidiaries [line items]
Current assets	9,607,000,000	7,979,000,000
Non-current assets	94,983,000,000	92,805,000,000
Current liabilities	(10,903,000,000)	(11,705,000,000)
Non-current liabilities	(63,834,000,000)	(55,063,000,000)
Revenue	21,039,000,000	17,931,000,000
Net income (loss) attributable to:
Non-controlling interests	1,676,000,000	1,391,000,000
Shareholders	7,000,000	57,000,000
Net income	1,683,000,000	1,448,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	216,000,000	778,000,000
Shareholders	45,000,000	101,000,000
Other comprehensive income	261,000,000	879,000,000
BBU
Disclosure of subsidiaries [line items]
Current assets	15,339,000,000	14,885,000,000
Non-current assets	60,135,000,000	67,500,000,000
Current liabilities	(12,166,000,000)	(14,355,000,000)
Non-current liabilities	(46,000,000,000)	(49,498,000,000)
Revenue	40,620,000,000	55,068,000,000
Net income (loss) attributable to:
Non-controlling interests	808,000,000	2,865,000,000
Shareholders	87,000,000	912,000,000
Net income	895,000,000	3,777,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	(779,000,000)	258,000,000
Shareholders	(153,000,000)	30,000,000
Other comprehensive income	(932,000,000)	288,000,000
BPG [Member]
Disclosure of subsidiaries [line items]
Current assets	14,675,000,000	14,950,000,000
Non-current assets	139,569,000,000	168,744,000,000
Current liabilities	(30,034,000,000)	(49,286,000,000)
Non-current liabilities	(67,992,000,000)	(68,538,000,000)
Revenue	14,600,000,000	15,034,000,000
Net income (loss) attributable to:
Non-controlling interests	(860,000,000)	(551,000,000)
Shareholders	(1,053,000,000)	(1,033,000,000)
Net income	(1,913,000,000)	(1,584,000,000)
Other comprehensive income (loss) attributable to:
Non-controlling interests	(166,000,000)	459,000,000
Shareholders	(439,000,000)	420,000,000
Other comprehensive income	(605,000,000)	879,000,000
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Current assets	2,520,000,000	5,455,000,000
Non-current assets	9,402,000,000	6,973,000,000
Current liabilities	(1,935,000,000)	(2,302,000,000)
Non-current liabilities	(1,576,000,000)	(1,096,000,000)
Revenue	3,798,000,000	3,569,000,000
Net income (loss) attributable to:
Non-controlling interests	486,000,000	433,000,000
Shareholders	1,343,000,000	1,269,000,000
Net income	1,829,000,000	1,702,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	(2,000,000)	4,000,000
Shareholders	(4,000,000)	11,000,000
Other comprehensive income	(6,000,000)	15,000,000
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(119,406,000,000)	(122,465,000,000)
Net income (loss) attributable to:
Non-controlling interests	1,212,000,000	3,975,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,960,000,000	2,927,000,000
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(32,635,000,000)	(25,677,000,000)
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(27,651,000,000)	(31,479,000,000)
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(15,429,000,000)	(15,241,000,000)
Non-controlling interests | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(25,725,000,000)	(35,314,000,000)
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,269,000,000)	(2,247,000,000)
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(3,821,000,000)	(4,302,000,000)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,202,000,000)	(2,537,000,000)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(1,879,000,000)	(3,291,000,000)
Equity attributable to Brookfield | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(30,493,000,000)	(30,556,000,000)
Equity attributable to Brookfield | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (6,142,000,000)	$ (6,783,000,000)